REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Revenues	$ 245,006	$ 193,303	$ 148,306
United States
Revenue, Major Customer [Line Items]
Revenues	172,733	135,291	105,321
Rest of world
Revenue, Major Customer [Line Items]
Revenues	71,510	56,914	42,138
Israel
Revenue, Major Customer [Line Items]
Revenues	$ 763	$ 1,098	$ 847